Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator (1)			Assets That Were Subject to Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
(a)	(b)	(c)	(#) (d)	($) (e)	(% of Principal Balance) (f)	(#) (g)	($) (h)	(% of Principal Balance) (i) (2)	(#) (j)	($) (k)	(% of Principal Balance) (l)	(#) (m)	($) (n)	(% of Principal Balance) (o)	(#) (p)	($) (q)	(% of Principal Balance) (r)	(#) (s)	($) (t)	(% of Principal Balance) (u) (2)	(#) (v)	($) (w)	(% of Principal Balance) (x)
Commercial Mortgages
Arbor Multifamily Mortgage Securities Trust 2020-MF1		Arbor Private Label, LLC	40	$727,153,746	100%	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Arbor Multifamily Mortgage Securities Trust 2021-MF2		Arbor Private Label, LLC	32	$449,890,000	100%	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Arbor Multifamily Mortgage Securities Trust 2021-MF3		Arbor Private Label, LLC	30	$535,204,266	100%	2	$31,133,834	6.03%	—	—	—	—	—	—	—	—	—	2	$31,133,834	6.03%	—	—	—
Arbor Multifamily Mortgage Securities Trust 2022-MF4		Arbor Private Label, LLC	30	$489,269,000	100%	1	$9,887,785	2.09%	—	—	—	—	—	—	—	—	—	1	$9,887,785	2.09%	—	—	—

(1) Represents the total number and principal balance of assets in the ABS at the time of original issuance.
(2) The repurchase demands reported herein were received during the three months ended September 30, 2026. The underlying matters were cured prior to quarter end, and the related repurchase demands were formally withdrawn effective September 30, 2026. Represents the percentage of the assets that were subject to demand and assets that were withdrawn as compared to the total assets in the ABS as of the most practicable date closest to September 30, 2026, which in this case was October 13, 2026.